Personnel Expenses (Details) - Schedule of personnel expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of personnel expenses [Abstract]
Remuneration	$ 258,918	$ 254,886	$ 244,919
Bonuses and incentives	61,526	71,028	62,675
Variable Compensation	34,151	37,281	36,901
Gratifications	28,167	27,889	26,275
Lunch and health benefits	27,388	27,618	26,698
Staff severance indemnities	22,994	35,100	19,941
Training expenses	1,832	3,626	3,909
Other personnel expenses	22,200	18,171	19,312
Total	$ 457,176	$ 475,599	$ 440,630